INVESTMENTS IN ASSOCIATED COMPANIES (Term loan and credit facility) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
SFL Deepwater, SFL Hercules And SFL Linus
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received	$ 0	$ 0
Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Amount guaranteed by Ship Finance		83,100,000	$ 83,100,000
Equity Method Investment, Nonconsolidated Investee, Other | SFL Hercules
Schedule of Equity Method Investments [Line Items]
Long-term debt		185,800,000	177,700,000
Equity Method Investment, Nonconsolidated Investee, Other | SFL Hercules | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Amount guaranteed by Ship Finance		$ 83,100,000	$ 83,100,000